CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Thousands, $ in Thousands	Issued capital [member] USD ($)	Issued capital [member] CNY (¥)	Other Capital Reserves [Member] USD ($)	Other Capital Reserves [Member] CNY (¥)	Retained earnings [member] USD ($)	Retained earnings [member] CNY (¥)	Other Comprehensive Income Loss [Member] USD ($)	Other Comprehensive Income Loss [Member] CNY (¥)	Total [Member] USD ($)	Total [Member] CNY (¥)	Non-controlling interests [member] USD ($)	Non-controlling interests [member] CNY (¥)	USD ($)	CNY (¥)
Beginning balance, value at Dec. 31, 2022		¥ 450,782		¥ 735,319		¥ (1,109,010)		¥ (9,322)		¥ 67,769		¥ 109,680		¥ 177,449
IfrsStatementLineItems [Line Items]
Loss for the year						(13,841)				(13,841)		1,398		(12,443)
Foreign currency translation adjustments								(1,389)		(1,389)				(1,389)
Total comprehensive loss for the year						(13,841)		(1,389)		(15,230)		1,398		(13,832)
Disposal of PSTT (Note 3)				20,382						20,382		(111,078)		(90,696)
Equity-settled share-based payments (Note 21)				3,074						3,074				3,074
Balance as of December 31, 2025 (US$) at Dec. 31, 2023		450,782		758,775		(1,122,851)		(10,711)		75,995				75,995
IfrsStatementLineItems [Line Items]
Loss for the year						(3,160)				(3,160)				(3,160)
Foreign currency translation adjustments								1,537		1,537				1,537
Total comprehensive loss for the year						(3,160)		1,537		(1,623)				(1,623)
Issue of shares				13,207						13,207				13,207
Share-based payments (Note 21)				483						483				483
Balance as of December 31, 2025 (US$) at Dec. 31, 2024		450,782		772,465		(1,126,011)		(9,174)		88,062				88,062
IfrsStatementLineItems [Line Items]
Loss for the year						(1,231)				(1,231)				(1,231)
Foreign currency translation adjustments								(503)		(503)				(503)
Total comprehensive loss for the year						(1,231)		(503)		(1,734)				(1,734)
Balance as of December 31, 2025 (US$) at Dec. 31, 2025	$ 64,431	¥ 450,782	$ 110,409	¥ 772,465	$ (161,120)	¥ (1,127,242)	$ (1,383)	¥ (9,677)	$ 12,337	¥ 86,328			$ 12,337	¥ 86,328